Note Payable	12 Months Ended
Dec. 31, 2022
Note Payable [Abstract]
Note Payable

Note 6

Note Payable

In January 2022, the Company entered into a note payable of $704,160 for payment of its directors’ and officers’ insurance policy. The note payable had a term of 10 months and has a 3.90% stated interest rate. As of December 31, 2022, the note payable was paid in full.